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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-11

                                  Annual Report
                                       to
                                 Contract Owners
                                December 31, 2002

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO
                                 APO-5396-12/02

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                              [LOGO] NATIONWIDE(R)

                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide Variable Account-11.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.


                              /s/ Joseph J. Gasper
                              --------------------
                          Joseph J. Gasper, President
                               February 24, 2003

                                       2

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-11. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-866-322-2331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwannuities.com/secure/federated for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 11. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 8, provide further disclosures about the variable account and its underlying contract provisions.

                                       3

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                         NATIONWIDE VARIABLE ACCOUNT-11
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2002

Assets:
   Investments at fair value:

      Federated IS - American Leaders Fund II - Primary Shares (FedAmLead)
         71,122 shares (cost $1,065,786) ....................................   $1,081,769

      Federated IS - Capital Appreciation Fund II - Primary Shares (FedCapAp)
         166,112 shares (cost $734,002) .....................................      735,874

      Federated IS - Equity Income Fund II (FedEqInc)
         54,266 shares (cost $532,369) ......................................      528,007

      Federated IS - Fund for US Government Securities II (FedGvtSec)
         22,143 shares (cost $262,527) ......................................      265,271

      Federated IS - Growth Strategies Fund II (FedGrStrat)
         1,821 shares (cost $23,576) ........................................       23,667

      Federated IS - High Income Bond Fund II-Primary Shares (FedHiInc)
         40,561 shares (cost $278,335) ......................................      287,175

      Federated IS - International Equity Fund II (FedIntEq)
         10,850 shares (cost $96,998) .......................................       95,368

      Federated IS - International Small Company Fund II (FedIntSmCo)
         2,490 shares (cost $11,385) ........................................       11,405

      Federated IS - Kaufmann Fund II (FedKaufmann)
         79,735 shares (cost $656,743) ......................................      650,639

      Federated IS - Prime Money Fund II (FedPriMy)
         36,580 shares (cost $36,580) .......................................       36,580

      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         17,148 shares (cost $195,923) ......................................      200,805

      Federated IS - Total Return Bond Fund II (FedTotRe)
         52,222 shares (cost $529,993) ......................................      519,083

      Federated IS - Utility Fund II (FedUtility)
         436 shares (cost $3,221) ...........................................        3,278
                                                                                ----------
            Total investments ...............................................    4,438,921
   Accounts receivable ......................................................          130
                                                                                ----------
            Total assets ....................................................    4,439,051
Accounts payable ............................................................           --
                                                                                ----------
Contract owners' equity (note 4 and note 5) .................................   $4,439,051
                                                                                ==========

See accompanying notes to financial statements.

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                                       4

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NATIONWIDE VARIABLE ACCOUNT-11
STATEMENTS OF OPERATIONS
For the Period August 2, 2002 (commencement of operations) through December 31, 2002

Investment activity:                                     Total    FedAmLead   FedCapAp   FedEqInc
                                                        -------   ---------   --------   --------
   Reinvested dividends.............................    $24,465         --         --         --
   Mortality and expense risk charges (note 2)......     (8,138)    (1,924)    (1,388)      (864)
                                                        -------     ------     ------     ------
      Net investment income (loss)..................     16,327     (1,924)    (1,388)      (864)
                                                        -------     ------     ------     ------

   Proceeds from mutual fund shares sold............      6,175        189        122        164
   Cost of mutual fund shares sold..................     (6,081)      (186)      (121)      (159)
                                                        -------     ------     ------     ------
      Realized gain (loss) on investments...........         94          3          1          5
   Change in unrealized gain (loss)
      on investments................................     11,481     15,983      1,872     (4,362)
                                                        -------     ------     ------     ------
      Net gain (loss) on investments................     11,575     15,986      1,873     (4,357)
                                                        -------     ------     ------     ------
   Reinvested capital gains.........................         --         --         --         --
                                                        -------     ------     ------     ------
         Net increase (decrease) in contract owners'
            equity resulting from operations........    $27,902     14,062        485     (5,221)
                                                        =======     ======     ======     ======

Investment activity:                                   FedGvtSec   FedGrStrat   FedHiInc   FedIntEq
                                                       ---------   ----------   --------   --------
   Reinvested dividends.............................        --         --           --          --
   Mortality and expense risk charges (note 2)......      (339)       (91)        (567)       (190)
                                                        ------        ---        -----      ------
      Net investment income (loss)..................      (339)       (91)        (567)       (190)
                                                        ------        ---        -----      ------

   Proceeds from mutual fund shares sold............     1,522         79          192         110
   Cost of mutual fund shares sold..................    (1,505)       (74)        (189)       (112)
                                                        ------        ---        -----      ------
      Realized gain (loss) on investments...........        17          5            3          (2)
   Change in unrealized gain (loss)
      on investments................................     2,744         90        8,840      (1,631)
                                                        ------        ---        -----      ------
      Net gain (loss) on investments................     2,761         95        8,843      (1,633)
                                                        ------        ---        -----      ------
   Reinvested capital gains.........................        --         --           --          --
                                                        ------        ---        -----      ------
         Net increase (decrease) in contract owners'
            equity resulting from operations........     2,422          4        8,276      (1,823)
                                                        ======        ===        =====      ======

Investment activity:                                   FedIntSmCo   FedKaufmann   FedPriMy   FedQualBd   FedTotRe   FedUtility
                                                       ----------   -----------   --------   ---------   --------   ----------
   Reinvested dividends.............................      $ --            --         78           --      24,387        --
   Mortality and expense risk charges (note 2)......       (11)       (1,359)       (73)        (367)       (962)       (3)
                                                          ----        ------        ---        -----     -------        --
      Net investment income (loss)..................       (11)       (1,359)         5         (367)     23,425        (3)
                                                          ----        ------        ---        -----     -------        --

   Proceeds from mutual fund shares sold............        11           148         79        1,477       2,079         3
   Cost of mutual fund shares sold..................       (12)         (144)       (79)       1,466)     (2,031)       (3)
                                                          ----        ------        ---        -----     -------        --
      Realized gain (loss) on investments...........        (1)            4         --           11          48        --
   Change in unrealized gain (loss)
      on investments................................        20        (6,104)        --        4,881     (10,910)       58
                                                          ----        ------        ---        -----     -------        --
      Net gain (loss) on investments................        19        (6,100)        --        4,892     (10,862)       58
                                                          ----        ------        ---        -----     -------        --
   Reinvested capital gains.........................        --            --         --           --          --        --
                                                          ----        ------        ---        -----     -------        --
         Net increase (decrease) in contract owners'
            equity resulting from operations........      $  8        (7,459)         5        4,525      12,563        55
                                                          ====        ======        ===        =====     =======        ==

See accompanying notes to financial statements.

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                                       5

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================================================================================

NATIONWIDE VARIABLE ACCOUNT-11
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
For the Period August 2, 2002 (commencement of operations) through December 31, 2002

Investment activity:                                     Total      FedAmLead   FedCapAp   FedEqInc
                                                       ----------   ---------   --------   --------
   Net investment income (loss).....................   $   16,327      (1,924)    (1,388)      (864)
   Realized gain (loss) on investments..............           94           3          1          5
   Change in unrealized gain (loss)
      on investments................................       11,481      15,983      1,872     (4,362)
   Reinvested capital gains.........................           --          --         --         --
                                                       ----------   ---------    -------    -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.................................       27,902      14,062        485     (5,221)
                                                       ----------   ---------    -------    -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3)......................    4,433,376   1,074,754    739,102    533,907
   Redemptions (note 3).............................      (17,122)     (5,003)    (2,703)        --
   Adjustments to maintain reserves.................       (5,105)     (2,002)      (996)      (681)
                                                       ----------   ---------    -------    -------
         Net equity transactions....................    4,411,149   1,067,749    735,403    533,226
                                                       ----------   ---------    -------    -------

Net change in contract owners' equity...............    4,439,051   1,081,811    735,888    528,005
Contract owners' equity beginning
   of period........................................           --          --         --         --
                                                       ----------   ---------    -------    -------
Contract owners' equity end of period...............   $4,439,051   1,081,811    735,888    528,005
                                                       ==========   =========    =======    =======

CHANGES IN UNITS:
   Beginning units..................................           --          --         --         --
                                                       ----------   ---------    -------    -------
   Units purchased..................................      504,333     131,008     87,753     61,927
   Units redeemed...................................       (1,842)       (604)      (319)        --
                                                       ----------   ---------    -------    -------
   Ending units.....................................      502,491     130,404     87,434     61,927
                                                       ==========   =========    =======    =======

Investment activity:                                   FedGvtSec   FedGrStrat   FedHiInc   FedIntEq
                                                       ---------   ----------   --------   --------
   Net investment income (loss).....................       (339)        (91)        (567)     (190)
   Realized gain (loss) on investments..............         17           5            3        (2)
   Change in unrealized gain (loss)
      on investments................................      2,744          90        8,840    (1,631)
   Reinvested capital gains.........................         --          --           --        --
                                                        -------      ------      -------    ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.................................      2,422           4        8,276    (1,823)
                                                        -------      ------      -------    ------
Equity transactions:
   Purchase payments received from
      contract owners (note 3)......................    263,324      23,662      278,898    97,410
   Redemptions (note 3).............................       (200)         --           --        --
   Adjustments to maintain reserves.................       (263)         14           75      (227)
                                                        -------      ------      -------    ------
         Net equity transactions....................    262,861      23,676      278,973    97,183
                                                        -------      ------      -------    ------

Net change in contract owners' equity...............    265,283      23,680      287,249    95,360
Contract owners' equity beginning
   of period........................................         --          --           --        --
                                                        -------      ------      -------    ------
Contract owners' equity end of period...............    265,283      23,680      287,249    95,360
                                                        =======      ======      =======    ======

CHANGES IN UNITS:
   Beginning units..................................         --          --           --        --
                                                        -------      ------      -------    ------
   Units purchased..................................     25,256       2,917       29,703    12,310
   Units redeemed...................................        (19)         --           --        --
                                                        -------      ------      -------    ------
   Ending units.....................................     25,237       2,917       29,703    12,310
                                                        =======      ======      =======    ======

NATIONWIDE VARIABLE ACCOUNT-11
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
For the Period August 2, 2002 (commencement of operations) through December 31, 2002

                                             FedIntSmCo   FedKaufmann   FedPriMy   FedQualBd   FedTotRe   FedUtility
                                             ----------   -----------   --------   ---------   --------   ----------
Investment activity:
   Net investment income (loss)...........     $   (11)      (1,359)          5        (367)     23,425         (3)
   Realized gain (loss) on investments....          (1)           4          --          11          48         --
   Change in unrealized gain (loss)
      on investments......................          20       (6,104)         --       4,881     (10,910)        58
   Reinvested capital gains...............          --           --          --          --          --         --
                                               -------      -------      ------     -------     -------      -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.......................           8       (7,459)          5       4,525      12,563         55
                                               -------      -------      ------     -------     -------      -----

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............      11,397      659,514      36,643     199,256     512,285      3,224
   Redemptions (note 3)...................          --       (1,151)        (68)     (3,057)     (4,940)        --
   Adjustments to maintain reserves.......           2         (303)         (3)         92        (805)        (8)
                                               -------      -------      ------     -------     -------      -----
         Net equity transactions..........      11,399      658,060      36,572     196,291     506,540      3,216
                                               -------      -------      ------     -------     -------      -----

Net change in contract owners' equity.....      11,407      650,601      36,577     200,816     519,103      3,271
Contract owners' equity beginning
   of period..............................          --           --          --          --          --         --
                                               -------      -------      ------     -------     -------      -----
Contract owners' equity end of period.....     $11,407      650,601      36,577     200,816     519,103      3,271
                                               =======      =======      ======     =======     =======      =====

CHANGES IN UNITS:
   Beginning units........................          --           --          --          --          --         --
                                               -------      -------      ------     -------     -------      -----
   Units purchased........................       1,421       79,036       3,662      19,240      49,711        389
   Units redeemed.........................          --         (137)         (7)       (286)       (470)        --
                                               -------      -------      ------     -------     -------      -----
   Ending units...........................       1,421       78,899       3,655      18,954      49,241        389
                                               =======      =======      ======     =======     =======      =====

See accompanying notes to financial statements.

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                                       7

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                         NATIONWIDE VARIABLE ACCOUNT-11

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2002

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-11 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 15, 1999. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Federated Investors.

     (b)  The Contracts

          Contract owners in either the accumulation or payout phase may invest in any of the following:

               Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Primary Shares
                                 (FedAmLead)
                  Federated IS - Capital  Appreciation  Fund  II - Primary
                                 Shares (FedCapAp)
                  Federated IS - Equity Income Fund II (FedEqInc)
                  Federated IS - Fund for US Government Securities II
                                 (FedGvtSec)
                  Federated IS - Growth Strategies Fund II (FedGrStrat) Federated IS - High Income Bond Fund II - Primary Shares
                                 (FedHiInc)
                  Federated IS - International Equity Fund II (FedIntEq) Federated IS - International Small Company Fund II
                                 (FedIntSmCo)
                  Federated IS - Kaufmann Fund II (FedKaufmann)
                  Federated IS - Prime Money Fund II(FedPriMy)
                  Federated IS - Quality Bond Fund II - Primary Shares
                                 (FedQualBd)
                  Federated IS - Total Return Bond Fund II (FedFedTotRe) Federated IS - Utility Fund II (FedUtility)

          At December 31, 2002, contract owners have invested in all of the above funds. See note 2 for a discussion of contract expenses. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     For Premium Deferred Variable Annuity contracts, the Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     For the Deferred Variable Annuity contracts, a sales charge of up to 5.5% is deducted from the amount of the purchase payments. The sales charge declines based upon the amount of the cumulative qualifying purchase payment, which may include certain deposits made to other investments in addition to the deposits made to the contract. An additional sales charge of 0.5% is applied against any purchase payments over $1 million that are withdrawn within one year.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $40, dependent on contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                     Nationwide Variable Account-11 Options

------------------------------------------------------------------------------------------------------------------------
                                                                                                                Premium
                                                                                                     Deferred   Deferred
------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk - Basic                                                                     0.80%      1.20%
------------------------------------------------------------------------------------------------------------------------
Death Benefit Options:
   Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts issued on or after 1-2-01)       0.15%      0.15%
      If death before annuitization, benefit will be greatest of (i) contract value, (ii)
         purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.
------------------------------------------------------------------------------------------------------------------------
Beneficiary Protector Option:                                                                          0.40%      0.40%
   Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges*                                                                      1.35%      1.75%
------------------------------------------------------------------------------------------------------------------------

*    When maximum options are elected.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-11
                     NOTES TO FINANCIAL STATEMENTS, Continued

     The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2002:

                        Total     FedAmLead    FedCapAp      FedEqInc     FedGvtSec
                     ----------   ---------   -----------   ----------   -----------
     0.80% .......     $1,652         506          332          247           39
     0.95% .......         85          23           11           13           --
     1.20% .......      4,723       1,064          761          356          269
     1.35% .......      1,387         276          228          248           29
     1.75% .......        291          55           56           --            2
                       ------       -----        -----          ---          ---
        Totals ...     $8,138       1,924        1,388          864          339
                       ======       =====        =====          ===          ===

                     FedGrStrat   FedHiInc     FedIntEq     FedIntSmCo   FedKaufmann
                     ----------   ---------   -----------   ----------   -----------
     0.80% .......       $--          51           25            7            191
     0.95% .......        --           4            8           --             22
     1.20% .......         3         290           73            4            912
     1.35% .......        63         166           59           --            178
     1.75% .......        25          56           25           --             56
                         ---         ---          ---          ---          -----
        Totals ...       $91         567          190           11          1,359
                         ===         ===          ===          ===          =====

                      FedPriMy    FedQualBd   FedFedTotRe   FedUtility
                     ----------   ---------   -----------   ----------
     0.80% .......       $23          40          191           --
     0.95% .......        --          --            4           --
     1.20% .......        37         306          645            3
     1.35% .......         3          20          117           --
     1.75% .......        10           1            5           --
                         ---         ---          ---          ---
        Totals ...       $73         367          962            3
                         ===         ===          ===          ===

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed.These services include, among other things, share holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the period ended December 31, 2002, total transfers to the Account from the fixed account and total transfers from the Account to the fixed account were $3,185,413 and $0, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract
     Owners' Equity.

(4)  Contract Owners' Equity Schedule

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and the contract expense rate and total return for the period ended December 31, 2002:

                                                       Contract                 Unit        Contract            Total
                                                    Expense Rate*   Units    Fair Value   Owners' Equity      Return**
                                                    -------------   ------   ----------   --------------   --------------
Federated IS - American Leaders Fund II - Primary Shares
   2002.............................................    0.80%       46,848   $ 8.309400      $389,279      -16.91% 6/3/02
                                                        0.95%        2,009     8.302176        16,679      -16.98% 6/3/02
                                                        1.20%       65,492     8.289825       542,917      -17.10% 6/3/02
                                                        1.35%       13,979     8.282536       115,782      -17.17% 6/3/02
                                                        1.75%        2,076     8.263082        17,154      -17.37% 6/3/02

Federated IS - Capital Appreciation Fund II - Primary Shares
   2002.............................................    0.80%       28,338     8.431220       238,924      -15.69% 6/3/02
                                                        0.95%          965     8.423896         8,129      -15.76% 6/3/02
                                                        1.20%       46,728     8.411365       393,046      -15.89% 6/3/02
                                                        1.35%        9,301     8.403966        78,165      -15.96% 6/3/02
                                                        1.75%        2,102     8.384221        17,624      -16.16% 6/3/02

Federated IS - Equity Income Fund II
   2002.............................................    0.80%       22,962     8.540606       196,109      -14.59% 6/3/02
                                                        0.95%        1,081     8.533197         9,224      -14.67% 6/3/02
                                                        1.20%       21,980     8.520503       187,281      -14.79% 6/3/02
                                                        1.35%       15,904     8.513014       135,391      -14.87% 6/3/02

Federated IS - Fund for US Government Securities II
   2002.............................................    0.80%        3,287    10.534228        34,626        5.34% 6/3/02
                                                        1.20%       19,712    10.509458       207,162        5.09% 6/3/02
                                                        1.35%        2,060    10.500236        21,630        5.00% 6/3/02
                                                        1.75%          178    10.475608         1,865        4.76% 6/3/02

Federated IS - Growth Strategies Fund II
   2002.............................................    1.20%          384     8.129345         3,122      -18.71% 6/3/02
                                                        1.35%        1,717     8.122192        13,946      -18.78% 6/3/02
                                                        1.75%          816     8.103101         6,612      -18.97% 6/3/02

Federated IS - High Income Bond Fund II - Primary Shares
   2002.............................................    0.80%        4,457     9.693707        43,205       -3.06% 6/3/02
                                                        0.95%          321     9.685301         3,109       -3.15% 6/3/02
                                                        1.20%       16,626     9.670906       160,788       -3.29% 6/3/02
                                                        1.35%        6,496     9.662414        62,767       -3.38% 6/3/02
                                                        1.75%        1,803     9.639742        17,380       -3.60% 6/3/02

Federated IS - International Equity Fund II
   2002.............................................    0.80%        2,381     7.763388        18,485      -22.37% 6/3/02
                                                        0.95%          798     7.756636         6,190      -22.43% 6/3/02
                                                        1.20%        6,467     7.745078        50,087      -22.55% 6/3/02
                                                        1.35%        1,748     7.738265        13,526      -22.62% 6/3/02
                                                        1.75%          916     7.720054         7,072      -22.80% 6/3/02

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-11

                                                      Contract                  Unit         Contract           Total
                                                    Expense Rate*   Units    Fair Value   Owners' Equity      Return**
                                                    -------------   ------   ----------   --------------   --------------
Federated IS - International Small Company Fund II
   2002.............................................    0.80%          478     8.040272         3,843      -19.60% 6/3/02
                                                        1.20%          943     8.021326         7,564      -19.79% 6/3/02

Federated IS - Kaufmann Fund II
   2002.............................................    0.80%       15,488     8.262736       127,973      -17.37% 6/3/02
                                                        0.95%        1,923     8.255554        15,875      -17.44% 6/3/02
                                                        1.20%       52,321     8.243252       431,295      -17.57% 6/3/02
                                                        1.35%        7,038     8.236000        57,965      -17.64% 6/3/02
                                                        1.75%        2,129     8.216643        17,493      -17.83% 6/3/02

Federated IS - Prime Money Fund II
   2002.............................................    0.80%        1,198    10.028585        12,014        0.29% 6/3/02
                                                        1.20%        1,760    10.005188        17,609        0.05% 6/3/02
                                                        1.35%          157     9.996405         1,569       -0.04% 6/3/02
                                                        1.75%          540     9.972954         5,385       -0.27% 6/3/02

Federated IS - Quality Bond Fund II - Primary Shares
   2002.............................................    0.80%        3,638    10.615656        38,620        6.16% 6/3/02
                                                        1.20%       14,198    10.590700       150,367        5.91% 6/3/02
                                                        1.35%        1,073    10.581411        11,354        5.81% 6/3/02
                                                        1.75%           45    10.556602           475        5.57% 6/3/02

Federated IS - Total Return Bond Fund II
   2002.............................................    0.80%       13,410    10.561434       141,629        5.61% 6/3/02
                                                        0.95%          290    10.552274         3,060        5.52% 6/3/02
                                                        1.20%       29,339    10.536598       309,133        5.37% 6/3/02
                                                        1.35%        5,809    10.527352        61,153        5.27% 6/3/02
                                                        1.75%          393    10.502652         4,128        5.03% 6/3/02

Federated IS - Utility Fund II
   2002.............................................    1.20%          389     8.409521         3,271      -15.90% 6/3/02
                                                                                           ----------

2002 Contract owners' equity........................                                       $4,439,051
                                                                                           ==========

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

(5)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and contract expense rate, investment income ratio and total return for the period ended December 31, 2002. Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                                Contract
                                                 Expense                      Unit
                                                  Rate*         Units      Fair Value
                                            ----------------   -------   ---------------
     Federated IS - American Leaders Fund II - Primary Shares
        2002.............................    0.80% to 1.75%    130,404   $ 8.26 to  8.31

     Federated IS - Capital Appreciation Fund II - Primary Shares
        2002.............................    0.80% to 1.75%     87,434     8.38 to  8.43

     Federated IS - Equity Income Fund II
        2002.............................    0.80% to 1.35%     61,927     8.51 to  8.54

     Federated IS - Fund for US Government Securities II
        2002.............................    0.80% to 1.75%     25,237    10.48 to 10.53

     Federated IS - Growth Strategies Fund II
        2002.............................    1.20% to 1.75%      2,917     8.10 to  8.13

     Federated IS - High Income Bond Fund II - Primary Shares
        2002.............................    0.80% to 1.75%     29,703     9.64 to  9.69

     Federated IS - International Equity Fund II
        2002.............................    0.80% to 1.75%     12,310     7.72 to  7.76

     Federated IS - International Small Company Fund II
        2002.............................    0.80% to 1.20%      1,421     8.02 to  8.04

     Federated IS - Kaufmann Fund II
        2002.............................    0.80% to 1.75%     78,899     8.22 to  8.26

     Federated IS - Prime Money Fund II
        2002.............................    0.80% to 1.75%      3,655     9.97 to 10.03

     Federated IS - Quality Bond Fund II - Primary Shares
        2002.............................    0.80% to 1.75%     18,954    10.56 to 10.62

     Federated IS - Total Return Bond Fund II
        2002.............................    0.80% to 1.75%     49,241    10.50 to 10.56

     Federated IS - Utility Fund II
        2002.............................             1.20%        389              8.41

     2002 Contract owners' equity........

                                                              Investment
                                               Contract        Income            Total
                                            Owners' Equity     Ratio**          Return***
                                            --------------   ----------   ----------------------
     Federated IS - American Leaders Fund II - Primary Shares
        2002.............................     $1,081,811        0.00%     -17.37% to -16.91%(a)(b)

     Federated IS - Capital Appreciation Fund II - Primary Shares
        2002.............................        735,888        0.00%     -16.16% to -15.69%(a)(b)

     Federated IS - Equity Income Fund II
        2002.............................        528,005        0.00%     -14.87% to -14.59%(a)(b)

     Federated IS - Fund for US Government Securities II
        2002.............................        265,283        0.00%        4.76% to  5.34%(a)(b)

     Federated IS - Growth Strategies Fund II
        2002.............................         23,680        0.00%     -18.97% to -18.71%(a)(b)

     Federated IS - High Income Bond Fund II - Primary Shares
        2002.............................        287,249        0.00%       -3.60% to -3.06%(a)(b)

     Federated IS - International Equity Fund II
        2002.............................         95,360        0.00%     -22.80% to -22.37%(a)(b)

     Federated IS - International Small Company Fund II
        2002.............................         11,407        0.00%     -19.79% to -19.60%(a)(b)

     Federated IS - Kaufmann Fund II
        2002.............................        650,601        0.00%     -17.83% to -17.37%(a)(b)

     Federated IS - Prime Money Fund II
        2002.............................         36,577        0.43%       -0.27% to  0.29%(a)(b)

     Federated IS - Quality Bond Fund II - Primary Shares
        2002.............................        200,816        0.00%        5.57% to  6.16%(a)(b)

     Federated IS - Total Return Bond Fund II
        2002.............................        519,103        9.40%        5.03% to  5.61%(a)(b)

     Federated IS - Utility Fund II
        2002.............................          3,271        0.00%                -15.90%(a)(b)
                                              ----------

     2002 Contract owners' equity........     $4,439,051
                                              ==========

                                                                     (Continued)

* This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option and period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented. See note 4 for total return by underlying mutual fund and product options for the current period.

(a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-11:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-11 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

NATIONWIDE LIFE INSURANCE COMPANY                                 --------------
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220        Bulk Rate
                                                                   U.S. Postage
                                                                      P A I D
                                                                  Columbus, Ohio
                                                                  Permit No. 521
                                                                  --------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company